Inventories, Net (Details) - Schedule of components of inventories - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of inventories [Abstract]
Work in process	$ 21,090	$ 22,167	$ 27,854
Raw materials	20,223	17,451	17,201
Finished goods	14,087	5,350	12,249
Total	$ 55,400	$ 44,968	$ 57,304